EATON VANCE MUNICIPALS TRUST II

FOR THE FUNDS:

                        - EV Marathon Florida Insured Tax Free Fund

                        - EV Marathon Hawaii Tax Free Fund

                        - EV Marathon Kansas Tax Free Fund

================================================================================





                               [EATON VANCE LOGO]





================================================================================

                         SEMI-ANNUAL SHAREHOLDER REPORT

                                 JULY 31, 1995

                                TABLE OF CONTENTS

ITEM                                                          PAGE
Six-month results ..............................................2
President's letter to shareholders .............................3
Management Reports:
         EV Marathon Florida Insured Tax Free Fund .............4
         EV Marathon Hawaii Tax Free Fund ......................5
         EV Marathon Kansas Tax Free Fund ......................6
         Financial Results .....................................7


         ---------------------------------------------------


                  INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT

                                                            RESULTS FOR THE SIX MONTHS ENDING JULY 31, 1995
                                    ------------------------------------------------------------------------------------------------
                                                   FINANCIAL DATA                                        TAX DATA
                                    ----------------------------------------         ----------------------------------------------
                                                                    Fund's                         If your combined   The after-tax
                                       Dividends       NAV per    distribution                      Federal &         equivalent
                                     paid by Fund     share at      rate at                         state tax         you would
                                    (During period)   7/31/95       7/31/95                         rate is...        need is...
                                    ---------------   --------   ------------        ------------    -------------    -------------
EV Marathon FLORIDA INSURED
 Tax Free Fund                          $0.257         $10.53       4.89%              [Graphic]         36.00%           7.56%

EV Marathon HAWAII Tax Free Fund        $0.244         $ 9.53       5.14%              [Graphic]         42.40%           8.84%

EV Marathon KANSAS Tax Free Fund        $0.241         $ 9.88       4.98%              [Graphic]         41.57%           8.31%

TO SHAREHOLDERS

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2 and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would likely be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

--------------------------------------------------------------------------------
[Chart entitled "Despite tax policy uncertainty, tax-exempt bonds yield more than 88% of Treasury yields"]

This is a bar chart. The first of two bars shows the yield for 30-year AA-rated General Obligation (GO) bonds as 6.05%.

Below that bar is a second bar, showing the yield of 30-year Treasury bonds as 6.90%.

Extending to the right of the upper bar--the one describing general obligation yield--is an additional bar labeled 9.45% - Taxable equivalent yield of investment of couple in 35% tax bracket.

An asterisk after "30-year AA General Obligation (GO) bonds" refers to the following footnote: "Source: Bloomberg, L.P. GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield."

Other footnotes:
Principal and interest payments of Treasury securities are guaranteed by the U.S. government. Statistics as of July 31, 1995. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

However, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. Many factors have led us to this conclusion. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

[PHOTO]

Sincerely,


THOMAS J. FETTER


Thomas J. Fetter
President
September 20, 1995

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

EV MARATHON FLORIDA INSURED TAX FREE FUND

The Florida economy can be generally characterized as moving from a reliance on seasonal tourism and agriculture to a substantial base in the service and trade sectors. The state has been able to rely on continual business expansion in recent years, as well as more year-round tourism.

During the six months ending July 31, 1995, the Florida economy continued to grow. The state's economic recovery continues to be among the strongest in its region, with solid employment gains. It is estimated that the unemployment rate through 1995 will be 6.1 percent, a significant drop from 8.2 percent at the peak of the recession in 1992.

During 1995, Florida's residential construction industry has been hampered by higher interest rates, with the number of private housing starts falling during the period.

The 1995 legislative session ended with approval of budget appropriations which, adjusted for inflation, represent the smallest increase in state spending in more

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW

Based on market value as of July 31, 1995

                    Number of issues.................................       39
[GRAPHIC]           Average quality..................................      AAA
                    Investment grade.................................   100.0%
                    Effective maturity (years).......................    19.85

                    Largest sectors:
                       Insured special tax revenue.................    20.9%*
                       Insured water and sewer.....................    17.5*
                       Housing.....................................    13.7
                       Insured transportation......................    10.1*
                       Insured Pollution control revenue...........     7.1*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

than 10 years. Despite the need for substantial state expenditures to accommodate its continuing growth, Florida is considered to have a moderate level of debt and a stable economy.

--------------------------------------------------------------------------------
YOUR INVESTMENT AT WORK

DADE PUBLIC HEALTH          [GRAPHIC]
JACKSON MEMORIAL
HOSPITAL

These bonds, issued in 1993, were used for several purposes, all related to Jackson Memorial Hospital, a large hospital owned by Dade County and located near downtown Miami.

In addition to refunding a portion of a 1988 bond issue, the proceeds were used to build the hospital's new primary care facility in Sweetwater, and for additional parking, office and retail space near the Medical Center Campus in Miami. The funds also were used to consolidate the hospital's Mental Health Institute facilities and to build a new Diagnostic Imaging Center.

In addition, because of increased demand in the northern part of Dade County, the hospital used some of the money to consolidate the Jackson North Maternity Center and the North Dade Health Center into a more comprehensive health care facility.

Based on the number of admissions to a single facility, Jackson Memorial is considered one of the nation's busiest medical centers.

--------------------------------------------------------------------------------
FROM THE PORTFOLIO MANAGER

"The Florida health care market has been somewhat in disarray because of health care reform. Through our proprietary research, we have been able to buy high-quality hospital bonds at very attractive prices.

"We continue to look for "story" (or research-driven) bonds that we can have secondarily insured to add yield and insurance protection to the Portfolio.

"We are still very positive on the Florida economy and continue to look for discount coupon bonds that add attractive characteristics to the Portfolio."

                                                 - Thomas J. Fetter

--------------------------------------------------------------------------------

EV MARATHON HAWAII TAX FREE FUND

Hawaii continues to recover gradually from recession. Many economic indicators continue to be negative, but the state's economy and residents have benefited from a significant decline in inflation.

In early 1995, the state's construction industry continued to follow a cyclical downward course, while higher interest rates hurt the state's residential real estate market.

The number of visitors to the islands increased only slightly during the first quarter of 1995. However, the state's retail stores reported increased spending by Japanese tourists, fueled by the strength of the yen.

Hawaii's economy relies heavily on military bases and other federal installations. Fortunately, while Hawaii has felt the sting of some military cutbacks, it has fared better than mainland states in terms of cutbacks and base closings.

The state is under some fiscal constraints as it attempts to deal with a budget deficit. It is expected that the state will solve this problem through spending cuts.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW

Based on market value as of July 31, 1995

[GRAPHIC]       Number of issues..................................      37
                Average quality...................................      AA
                Investment grade..................................   99.3%
                Effective maturity (years)........................   16.04

                Largest sectors:
                   General obligation.............................  19.2%
                   Transportation.................................  16.1
                   Insured general obligation.....................  13.5*
                   Insured transportation.........................  13.0*
                   Housing........................................   7.9

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

YOUR INVESTMENT AT WORK                              [GRAPHIC]

UNIVERSITY OF HAWAII
UNIVERSITY REVENUE BONDS

These bonds have been used to purchase new telecommunications distribution facilities for the University of Hawaii at Manoa. This is part of a project carried out over a period of several years to replace the university's outmoded telecommunications system. The project included planning, designing and building the facilities. The project involved installation of a uniform cable distribution system of wiring and fiber optic cables for voice, video and data transmission.

Under the plan, the University receives revenues from the project by charging user fees. In all, more than $16.1 million in insured bonds were issued in 1992 for this project.

The university began the project to upgrade its telecommunications system in 1986. Completely new facilities, including 10 miles of fiber optic cable, were installed throughout the campus in the period from 1988 to 1990.

--------------------------------------------------------------------------------
FROM THE PORTFOLIO MANAGER

"New Hawaii bond issues are relatively scarce, which means that Hawaii bonds tend to be somewhat higher in price and lower in yield than they might be otherwise.

[PHOTO]

"In general, we try to minimize our exposure to current coupon bonds and instead purchase either premiums or discounts.

"In addition, because the Portfolio is relatively new, it has tended to have many small blocks of bonds. To make the Portfolio easier to manage, we've tried to consolidate blocks of bonds into larger holdings. We've done this without impeding the Portfolio's diversification.

"We are maintaining a low exposure to uninsured health care bonds. This is because the health care market is especially competitive and uncertain in this era of health care reform. These characteristics seem to be especially true of the market in Hawaii, where health care costs are an especially important issue."

                                                  - Robert B. MacIntosh

--------------------------------------------------------------------------------

EV MARATHON KANSAS TAX FREE FUND

Kansas continues to be characterized by solid economic performance, positive finances (with a comfortable accumulated surplus), and a low debt position.

The Kansas economy has diversified away from agriculture but remains vulnerable to weaknesses in the aircraft manufacturing industry. This is reflected in the state's rate of employment growth, which lags behind that of the nation because of a downturn in the aircraft industry.

With both a new Republican governor and a Republican legislature, the budget process for the 1996 fiscal year was more focused than in previous years; relative to many other states, Kansas is on a much firmer financial footing.

Despite softer-than-expected tax revenue performance in the 1995 fiscal year, the state's budget will be balanced. In addition, the state has a requirement to maintain cash balances equivalent to at least 7.5 percent of expenditures.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW

Based on market value as of July 31, 1995

                 Number of issues..................................      47
[GRAPHIC]        Average quality...................................     AA+
                 Investment grade..................................  100.0%
                 Effective maturity (years)........................   22.05

                 Largest sectors:
                    Housing.......................................  22.4%
                    Insured general obligation school districts...  19.9*
                    Transportation................................   9.2
                    Hospitals.....................................   8.6
                    General obligation school districts...........   6.2

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.

--------------------------------------------------------------------------------

YOUR INVESTMENT AT WORK                              [GRAPHIC]

SHAWNEE COUNTY, KS
SISTERS OF CHARITY

This debt was issued in early 1994 to finance capital improvements at St. Francis Hospital in Topeka, which is run by the Sisters of Charity of Leavenworth Health Services Corp.

Debt service is paid by the Sisters of Charity health care organization, which encompasses an eight-hospital system located in midwestern and western states.

Moody's Aa rating reflects the health care system's low debt and sound financial operations. After an earthquake affected one of the health care system's California hospitals, we were able to add bonds to our position in the Kansas Portfolio as the bonds' price dropped and their yield rose to compensate for credit concerns.

--------------------------------------------------------------------------------
FROM THE PORTFOLIO MANAGER

"The Kansas new issue municipal market is dominated by local school district bond sales. These competitively sold bond issues typically do not offer the most attractive coupon structures and call protection to investors.

[PHOTO]

"In order to provide our shareholders with the most attractive returns and performance potential, we continuously monitor the secondary market for interesting Kansas bonds that provide above-average yield.

"With the market rallying during the first half of 1995, we sold current coupons and replaced them with a combination of higher-coupon bonds for defensive purposes and lower-coupon, performance-oriented bonds."

                                                    - Nicole Anderes


--------------------------------------------------------------------------------

                           EV MARATHON TAX FREE FUNDS

                              FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                            July 31, 1995 (Unaudited)
-------------------------------------------------------------------------------

                                                                                       MARATHON         MARATHON         MARATHON
                                                                                    FLORIDA INSURED      HAWAII           KANSAS
                                                                                         FUND             FUND             FUND
                                                                                    ---------------    -----------      ----------
ASSETS:
   Investments in Portfolio -
      Identified cost                                                                 $13,472,604      $14,094,253      $8,841,393
      Unrealized appreciation                                                             706,243          634,742         247,680
                                                                                      -----------      -----------      ----------
   Total investment in Portfolio, at value (Note 1A)                                  $14,178,847      $14,728,995      $9,089,073
   Receivable for Fund shares sold                                                        301,447            5,000          42,000
   Receivable from the Administrator (Note 4)                                                   -           11,756           3,270
   Deferred organization expenses (Note 1D)                                                12,503           16,461          12,365
                                                                                      -----------      -----------      ----------
         Total assets                                                                 $14,492,797      $14,762,212      $9,146,708
                                                                                      -----------      -----------      ----------

LIABILITIES:
   Dividends payable                                                                  $    26,204      $    28,962      $   17,260
   Payable for shares redeemed                                                                  -               10           3,241
   Payable to affiliates -

      Trustee fees                                                                             40               14              30
      Custodian fee                                                                            84               84              84
   Accrued expenses                                                                         2,644            3,065           2,242
                                                                                      -----------      -----------      ----------
         Total liabilities                                                            $    28,972      $    32,135      $   22,857
                                                                                      -----------      -----------      ----------

NET ASSETS                                                                            $14,463,825      $14,730,077      $9,123,851
                                                                                      ===========      ===========      ==========

SOURCES OF NET ASSETS:
   Paid-in capital                                                                    $14,081,283      $14,805,543      $8,978,350
   Accumulated net realized loss on investment and financial
      futures transactions (computed on the basis of identified cost)                    (321,429)        (707,937)       (100,739)
   Accumulated distributions in excess of net investment income                            (2,272)          (2,271)         (1,440)
   Unrealized appreciation of investments and financial futures contracts
      from Portfolio (computed on the basis of identified cost)                           706,243          634,742         247,680
                                                                                      -----------      -----------      ----------
         Total                                                                        $14,463,825      $14,730,077      $9,123,851
                                                                                      ===========      ===========      ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 3)                                      1,373,881        1,545,330         923,455
                                                                                      ===========      ===========      ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   (NOTE 6) PER SHARE (net assets/shares of beneficial interest outstanding)         $     10.53      $      9.53      $     9.88
                                                                                      ===========      ===========      ==========


                       See notes to financial statements

                            STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       MARATHON         MARATHON         MARATHON
                                                                                    FLORIDA INSURED      HAWAII           KANSAS
                                                                                         FUND             FUND             FUND
                                                                                    ---------------    -----------      ----------
INVESTMENT INCOME (NOTE 1B):
   Interest income allocated from Portfolio                                            $ 387,048        $ 426,335        $260,079
   Expenses allocated from Portfolio                                                        (180)               -            (205)
                                                                                       ---------        ---------        --------
      Net investment income from Portfolio                                             $ 386,868        $ 426,335        $259,874
                                                                                       ---------        ---------        --------

   Expenses -
      Compensation of Trustees not members of the
         Administrator's organization                                                  $     109        $      83        $     99
      Distribution costs (Note 5)                                                         49,502           54,281          33,515
      Custodian fees (Note 4)                                                                 84              432              84
      Transfer and dividend disbursing agent fees                                          9,229            7,138           4,760
      Legal and accounting services                                                        7,125           10,274           7,446
      Printing and postage                                                                 6,281            8,009           6,151
      Amortization of organization expenses (Note 1D)                                      1,731            2,275           1,711
      Registration costs                                                                   1,382              559             202
      Miscellaneous                                                                        1,306            1,734             854
                                                                                       ---------        ---------        --------
         Total expenses                                                                $  76,749        $  84,785        $ 54,822
      Deduct preliminary allocation of expenses to the Administrator (Note 4)                  -           11,756           3,270
                                                                                       ---------        ---------        --------
            Net expenses                                                               $  76,749        $  73,029        $ 51,552
                                                                                       ---------        ---------        --------
               Net investment income                                                   $ 310,119        $ 353,306        $208,322
                                                                                       ---------        ---------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from Portfolio -
      Investment transactions (identified cost basis)                                  $   8,691        $  (4,619)       $ 14,041
      Financial futures contracts                                                       (280,526)        (214,431)        (95,077)
                                                                                       ---------        ---------        --------
            Net realized loss on investments                                           $(271,835)       $(219,050)       $(81,036)
   Change in unrealized appreciation of investments                                      540,230          748,932         335,480
                                                                                       ---------        ---------        --------
            Net realized and unrealized gain                                           $ 268,395        $ 529,882        $254,444
                                                                                       ---------        ---------        --------
               Net increase in net assets from operations                              $ 578,514        $ 883,188        $462,766
                                                                                       =========        =========        ========


                       See notes to financial statements

                    STATEMENTS OF NET CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       MARATHON         MARATHON         MARATHON
                                                                                    FLORIDA INSURED      HAWAII           KANSAS
                                                                                         FUND             FUND             FUND
                                                                                    ---------------   -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $   310,119      $   353,306      $  208,322
      Net realized loss on investments                                                  (271,835)        (219,050)        (81,036)
      Change in unrealized appreciation of investments                                   540,230          748,932         335,480
                                                                                     -----------      -----------      ----------
         Net increase in net assets from operations                                  $   578,514      $   883,188      $  462,766
                                                                                     -----------      -----------      ----------
   Distributions to shareholders (Note 2) -

      From net investment income                                                     $  (310,119)     $  (353,306)     $ (208,322)
      In excess of net investment income                                                     (30)          (2,271)           (459)
                                                                                     -----------      -----------      ----------
         Total distributions to shareholders                                         $  (310,149)     $  (355,577)     $ (208,781)
                                                                                     -----------      -----------      ----------

   Transactions in shares of beneficial interest (Note 3) -

      Proceeds from sales of shares                                                  $ 3,003,338      $ 1,994,513      $1,158,830
      Net asset value of shares issued to shareholders in payment
         of distributions declared                                                       107,952          160,280         110,544
      Cost of shares redeemed                                                           (511,822)        (553,037)       (152,226)
                                                                                     -----------      -----------      ----------
         Increase in net assets from Fund share transactions                         $ 2,599,468      $ 1,601,756      $1,117,148
                                                                                     -----------      -----------      ----------
            Net increase in net assets                                               $ 2,867,833      $ 2,129,367      $1,371,133

NET ASSETS:

   At beginning of period                                                             11,595,992       12,600,710       7,752,718
                                                                                     -----------      -----------      ----------
   At end of period                                                                  $14,463,825      $14,730,077      $9,123,851
                                                                                     ===========      ===========      ==========

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                                    $    (2,272)          (2,271)     $   (1,440)
                                                                                     ===========      ===========      ==========


                       See notes to financial statements

                    STATEMENTS OF NET CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       MARATHON         MARATHON        MARATHON
                                                                                    FLORIDA INSURED      HAWAII          KANSAS
                                                                                         FUND*            FUND*           FUND*
                                                                                    ---------------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $   221,353       $   413,617     $  208,622
      Net realized loss on investments                                                   (49,594)         (488,887)       (19,703)
      Unrealized appreciation (depreciation) of investments                              166,013          (114,190)       (87,800)
                                                                                     -----------       -----------     ----------
         Net increase (decrease) in net assets from operations                       $   337,772       $  (189,460)    $  101,119
                                                                                     -----------       -----------     ----------
   Distributions to shareholders (Note 2) -
      From net investment income                                                     $  (221,353)      $  (413,617)    $ (208,622)
      In excess of net investment income                                                 (21,238)          (42,490)       (22,703)
                                                                                     -----------       -----------     ----------
         Total distribution to shareholders                                          $  (242,591)      $  (456,107)    $ (231,325)
                                                                                     -----------       -----------     ----------

   Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                                  $12,720,425       $13,251,281     $7,999,770
      Net asset value of shares issued to shareholders in payment
         of distributions declared                                                        80,833           188,721        128,516
      Cost of shares redeemed                                                          1,400,447)         (193,735)      (245,372)
                                                                                     -----------       -----------     ----------
         Increase in net assets from Fund share transactions                         $11,400,811       $13,246,267     $7,882,914
                                                                                     -----------       -----------     ----------
            Net increase in net assets                                               $11,495,992       $12,600,700     $7,752,708

NET ASSETS
   At beginning of period                                                                100,000                10             10
                                                                                     -----------       -----------     ----------
   At end of period                                                                  $11,595,992       $12,600,710     $7,752,718
                                                                                     ===========       ===========     ==========

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                                    $    (2,242)      $         -     $     (981)
                                                                                     ===========       ===========     ==========


* For the period from the start of business, March 2, 1994, to January 31, 1995.


                       See notes to financial statements

                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                   MARATHON FLORIDA INSURED        MARATHON HAWAII             MARATHON KANSAS
                                                   ------------------------   -------------------------   -------------------------
                                                   SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                                      ENDED        YEAR          ENDED         YEAR          ENDED         YEAR
                                                    JULY 31,       ENDED       JULY 31,        ENDED       JULY 31,        ENDED
                                                      1995      JANUARY 31,      1995       JANUARY 31,      1995       JANUARY 31,
                                                   (UNAUDITED)    1995**      (UNAUDITED)     1995**      (UNAUDITED)     1995**
                                                   ------------------------   -------------------------   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.260      $10.000       $ 9.150       $10.000       $ 9.560       $10.000
                                                    -------      -------       -------       -------       -------       -------
INCOME(LOSS) FROM OPERATIONS:
   Net investment income                            $ 0.255      $ 0.456       $ 0.241       $ 0.434       $ 0.239       $ 0.435
   Net realized and unrealized gain
      (loss) on investments                           0.270        0.304         0.382        (0.805)        0.321        (0.393)
                                                    -------      -------       -------       -------       -------       -------
      Total income (loss) from operations           $ 0.525      $ 0.760       $ 0.623       $(0.371)      $ 0.560       $ 0.042
                                                    -------      -------       -------       -------       -------       -------

LESS DISTRIBUTIONS:
From net investment income                          $(0.255)     $(0.456)      $(0.241)      $(0.434)      $(0.239)      $(0.435)
In excess of net investment income                        -       (0.044)       (0.002)       (0.045)       (0.001)       (0.047)
                                                    -------      -------       -------       -------       -------       -------
      Total distributions                           $(0.255)     $(0.500)      $(0.243)      $(0.479)      $(0.240)      $(0.482)
                                                    -------      -------       -------       -------       -------       -------

NET ASSET VALUE, END OF PERIOD                      $10.530      $10.260       $ 9.530       $ 9.150       $ 9.880       $ 9.560
                                                    =======      =======       =======       =======       =======       =======

TOTAL RETURN (2)                                       5.13%        7.10%         6.85%        (4.01%)        5.88%         0.16%

RATIOS/SUPPLEMENTAL DATA*:
   Net assets, end of period (000's omitted)        $14,464      $11,596       $14,730       $12,601       $ 9,124       $ 7,753
   Ratio of net expenses to average daily net
      assets (1)                                       1.20%+       0.75%+        1.05%+        0.87%+        1.21%+        0.75%+
   Ratio of net investment income to average
      daily net assets                                 4.81%+       4.79%+        5.08%+        5.03%+        4.86%+        4.81%+

* For the six months ended July 31, 1995 and the period from the start of business, March 2, 1994 to January 31, 1995, the operating expenses of the Funds and the Portfolios reflect a reduction of expenses by the Administrator and/or
  Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                     $ 0.232      $ 0.374        $0.214        $0.387        $0.209       $ 0.397
                                                    =======      =======       =======       =======       =======       =======

RATIOS (As a percentage of average daily net assets):

      Expenses (1)                                     1.62%+       1.62%+        1.62%+        1.41%+        1.81%+        1.60%+
      Net investment income                            4.39%+       3.93%+        4.51%+        4.49%+        4.26%+        3.96%+

+   Annualized.

(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
** For the period from the start of business, March 2, 1994 to January 31, 1995.


                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of nine Funds, three of which are included in these financial statements. They include EV Marathon Florida Insured Tax Free Fund, ("Marathon Florida Insured Fund"), EV Marathon Hawaii Tax Free Fund ("Marathon Hawaii Fund") and EV Marathon Kansas Tax Free Fund ("Marathon Kansas Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Marathon Florida Insured Fund invests its assets in the Florida Insured Tax Free Portfolio, the Marathon Hawaii Fund invests its assets in the Hawaii Tax Free Portfolio and the Marathon Kansas Fund invests its assets in the Kansas Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (82.2%, 97.6% and 92.3% at July 31, 1995 for the Marathon Florida Insured Fund, Marathon Hawaii Fund and Marathon Kansas Fund, respectively.) The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME - Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1995, the Funds, for federal income tax purposes had capital loss carryovers of $1,221, $67,778, and $5,909 respectively, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and this will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Such capital loss carryovers will expire on January 31, 2003. In addition, at January 31, 1995, Marathon Florida Insured Fund, Marathon Hawaii Fund and Marathon Kansas Fund had net capital losses of $47,228, $436,011 and $20,691, respectively, attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Funds' current taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. OTHER - Investment transactions are accounted for on a trade date basis.

F. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to July 31, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of a Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        MARATHON                   MARATHON                     MARATHON
                                                     FLORIDA INSURED                HAWAII                       KANSAS
                                               -------------------------  --------------------------   --------------------------
                                               SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                  ENDED      YEAR ENDED       ENDED      YEAR ENDED        ENDED      YEAR ENDED
                                              JULY 31, 1995  JANUARY 31,  JULY 31, 1995  JANUARY 31,   JULY 31, 1995  JANUARY 31,
                                               (UNAUDITED)      1995*      (UNAUDITED)      1995*       (UNAUDITED)      1995*
                                              -------------  -----------  -------------  -----------   -------------  -----------
Sales                                            281,922      1,253,189      209,882      1,377,160        117,190      823,534
Issued to shareholders electing to receive
   payments of distributions in Fund shares       10,119          8,053       16,769         20,432         11,144       13,363
Redemptions                                      (48,060)      (141,342)     (57,872)       (21,041)       (15,462)     (26,314)
                                                 -------      ---------      -------      ---------        -------      -------
   Net increase                                  243,981      1,119,900      168,779      1,376,551        112,872      810,583
                                                 =======      =========      =======      =========        =======      =======

* The Fund share activity is for the period from the start of business, March 2, 1994, to January 31, 1995.

--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $11,756 and $3,270 of expenses related to the operation of the Marathon Hawaii Fund and Marathon Kansas Fund, respectively, were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IB&T), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IB&T receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IB&T. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------

(5) DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require each of the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of a Fund's daily net assets, for providing ongoing distribution services and facilities to a Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the six months ended July 31, 1995, Marathon Florida Insured Fund, Marathon Hawaii Fund and Marathon Kansas Fund paid or accrued $48,189, $52,078 and $32,146, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At July 31, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Marathon Florida Insured Fund, Marathon Hawaii Fund and Marathon Kansas Fund were approximately $553,000, $678,000 and $390,000, respectively.

In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.20% of each Fund's average daily net assets based on the value of each Fund's shares sold by such persons and remaining outstanding for at least one year. During the six months ended July 31, 1995, Marathon Florida Insured Fund, Marathon Hawaii Fund, and Marathon Kansas Fund paid or accrued service fees to or payable to EVD in the amount of $1,313, $2,203, and $1,369, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

--------------------------------------------------------------------------------

(6) CONTINGENT DEFERRED SALES CHARGES

A contingent deferred sales charge (CDSC) is imposed on any redemption of a Fund's shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase (6% and 5%, respectively, for shares purchased prior to August 1, 1994), declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $16,000, $13,900 and $3,000 of CDSC paid by shareholders for the six months ended July 31, 1995 for the Marathon Florida Insured Fund, Marathon Hawaii Fund and Marathon Kansas Fund, respectively.

--------------------------------------------------------------------------------

(7) INVESTMENT TRANSACTIONS

Increases and decreases in each Fund's investment in its corresponding Portfolio for six months ended July 31, 1995 were as follows:

                          MARATHON FLORIDA       MARATHON           MARATHON
                            INSURED FUND        HAWAII FUND        KANSAS FUND
                          ----------------      -----------        -----------
Increases                    $2,751,124          $2,129,294         $1,311,478
Decreases                       834,166             868,881            300,721

                       FLORIDA INSURED TAX FREE PORTFOLIO

              PORTFOLIO OF INVESTMENTS -- JULY 31, 1995 (UNAUDITED)

----------------------------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS - 100%
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)      SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------
                                               ESCROWED - 3.9%

Aaa              AAA                $500       Gainesville Florida
                                               Utility System, 8.125%,
                                               10/1/14                                      $640,190
                                                                                            --------

                                               HOUSING - 13.7%

Aaa              AAA                $500       Duval County HFA
                                               SFMR (GNMA Backed),
                                               6.70%, 10/1/26 (AMT)                         $503,845

Aaa              NR                  750       Escambia HFA SFMR
                                               (GNMA Backed), 7.00%,
                                                4/1/28 (AMT)                                 772,193

NR               AAA               1,000       Pinellas County HFA
                                               SFMR (GNMA Backed),
                                               6.70%, 2/1/28 (AMT)                         1,009,560
                                                                                          ----------
                                                                                          $2,285,598
                                                                                          ----------

                                               INSURED EDUCATION - 2.3%

Aaa              AAA                $400       University of Florida
                                               (MBIA), 5.50%, 7/1/23                        $380,828
                                                                                            --------

                                               INSURED GENERAL
                                               OBLIGATION - 4.0%

Aaa              AAA                $750       Puerto Rico (MBIA),
                                               5.00%, 7/1/21                                $670,020
                                                                                            --------

                                               INSURED HEALTHCARE - 6.4%

Aaa              AAA              $1,200       Tampa Allegany Health
                                               System - St. Joseph's
                                               (MBIA), 5.125%,
                                               12/1/23                                    $1,062,132
                                                                                          ----------

                                               INSURED HOSPITAL - 3.9%

Aaa              AAA                $450       Dade Florida Public
                                               Facilities, Jackson Memorial
                                               Hospital, (MBIA), 5.625%,
                                               6/1/18                                       $430,200

Aaa              AAA                 200       Dade Florida Public
                                               Facilities, Jackson Memorial
                                               Hospital, (MBIA), 4.875%,
                                               6/1/15                                        174,096

Aaa              AAA                  50       Hillsborough County
                                               Hospital Authority, Tampa
                                               General Hospital (FSA),
                                               6.375%, 10/1/13                                51,836
                                                                                            --------
                                                                                            $656,132
                                                                                            --------

                                               INSURED HOUSING - 3.1%

Aaa              Aaa                $500       FL HFA Maitland Club
                                               Apartments Project
                                               (AMBAC), 6.875%,
                                               8/1/26 (AMT)                                 $513,385
                                                                                            --------
                                               INSURED POLLUTION
                                               CONTROL REVENUE - 7.1%

Aaa              AAA                $445       Citrus County -
                                               FL Power & Light
                                               (MBIA), 6.35%, 2/1/22                        $462,279

Aaa              AAA                 750       Escambia County -
                                               Gulf Power (MBIA),
                                               5.80%, 6/1/23                                 723,855
                                                                                          ----------
                                                                                          $1,186,134
                                                                                          ----------
                                               INSURED SOLID WASTE - 0.6%

Aaa              AAA                $100       Broward County Solid
                                               Waste System (MBIA),
                                               6.00%, 7/1/13 (AMT)                          $100,215
                                                                                            --------
                                               INSURED SPECIAL
                                               TAX REVENUES - 20.9%

Aaa              AAA                $450       Escambia County (FGIC),
                                               5.80%, 1/1/15                                $441,752

Aaa              AAA                 150       Florida State Department
                                               of Natural Resources
                                               (FSA), 5.80%, 7/1/13                          148,182

Aaa              AAA               1,225       Florida State Department of
                                               Environmental Preservation
                                               (MBIA), 4.75%, 7/1/09                       1,127,466

Aaa              AAA                 745       Jacksonville Florida Sales
                                               Tax, River City Project
                                               (FGIC), 5.375%, 10/1/18                       688,812

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)      SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------
                                               INSURED SPECIAL
                                               TAX REVENUES - (continued)

Aaa              AAA                 250       Orange County Florida
                                               Tourist Development
                                               (MBIA), 6.00%, 10/1/24                       247,258

Aaa              AAA                 795       St. Petersburg Excise Tax
                                               (FGIC), 5.00%, 10/1/16                       711,740

Aaa              AAA                 340       Sunrise Florida Public
                                               Facilities (MBIA), 0%,
                                               10/1/15                                      101,434
                                                                                         ----------
                                                                                         $3,466,644
                                                                                         ----------

                                               INSURED TRANSPORTATION - 10.1%

Aaa              AAA                $700       Florida State Turnpike
                                               Authority (FGIC), 5.00%,
                                               7/1/19                                      $614,089

Aaa              AAA                  50       Greater Orlando Aviation
                                               Authority (FGIC), 6.375%,
                                               10/1/21 (AMT)                                 51,196

Aaa              AAA               1,000       Lee County Florida
                                               Transportation Facilities
                                               (MBIA), 5.75%, 10/1/22                       970,510

Aaa              AAA                  50       Orlando & Orange County
                                               Expressway Authority Junior
                                               Lien (FGIC), 5.125%,
                                               7/1/20                                        44,436
                                                                                         ----------
                                                                                         $1,680,231
                                                                                         ----------

                                               INSURED UTILITIES - 6.5%

Aaa              AAA                $895       FL Municipal Power Authority,
                                               Stanton II Project (AMBAC),
                                               4.50%, 10/1/27                              $700,400

Aaa              AAA                  50       Key West Florida Utility
                                               (AMBAC), 6.75%,
                                               10/1/13                                       53,831

Aaa              AAA                 305       New Smyrna Beach Florida
                                               Utility System (FGIC),
                                               5.00%, 10/1/19                               268,086

Aaa              AAA                  50       Puerto Rico Electric
                                               Power Authority Revenue
                                               Bonds-Stripes (FSA),
                                               Variable, 7/1/02 (1)                          54,165
                                                                                         ----------
                                                                                         $1,076,482
                                                                                         ----------

                                               INSURED WATER
                                               & SEWER - 17.5%

Aaa              AAA                 $50       Broward County Water
                                               and Sewer Utility (AMBAC),
                                               5.00%, 10/1/18                               $44,468

Aaa              AAA                  75       City of Cocoa Water and
                                               Sewer System (AMBAC),
                                               5.00%, 10/1/23                                65,778

Aaa              AAA                 735       Enterprise Community
                                               Water & Sewer (MBIA),
                                               6.125%, 5/1/24                               740,542

Aaa              AAA                  75       City of Key West Sewer
                                               (FGIC), 5.70%, 10/1/26                        71,735

Aaa              AAA                  70       City of North Port Utility
                                               System (FGIC), 6.25%,
                                               10/1/17                                       71,758

Aaa              AAA                 500       City of North Port Utility
                                               System (FGIC), 6.25%,
                                               10/1/22                                      510,780

Aaa              AAA                 155       Sanford Florida Water &
                                               Sewer (AMBAC), 4.50%,
                                               10/1/21                                      125,012

Aaa              AAA                 400       Titusville Florida Water &
                                               Sewer (MBIA), 6.00%,
                                               10/1/24                                      401,572

Aaa              AAA               1,000       Vero Beach Water &
                                               Sewer (FGIC), 5.00%,
                                               12/1/21                                      877,960
                                                                                         ----------
                                                                                         $2,909,605
                                                                                         ----------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST $15,731,571)                                                           $16,627,596
                                                                                        ===========

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)      SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 82.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentages by financial institution were as follows at July 31, 1995:

AMBAC, Inc. (AMBAC)                                            9.0%

Financial Guaranty Insurance Corp. (FGIC)                     26.3%

Financial Security Insurance Inc. (FSA)                        1.5%

Municipal Bond Investors Assurance Corp. (MBIA)               45.6%
                                                              -----
                                                              82.4%
                                                              =====

                       See notes to financial statements

                           HAWAII TAX FREE PORTFOLIO

              PORTFOLIO OF INVESTMENTS -- JULY 31, 1995 (UNAUDITED)

----------------------------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS - 100%
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------
                                                 EDUCATION - 3.5%

NR               BBB-               $500         Puerto Rico Industrial, Tourist,
                                                 Educational, Medical and
                                                 Environmental Control
                                                 Authority, Polytechnic
                                                 University, 6.50%,
                                                 8/1/24                                     $499,995
                                                                                            --------

                                                 GENERAL OBLIGATIONS - 19.2%

Aa               AA                 $140         State of Hawaii, 5.75%,
                                                 1/1/11                                     $140,133

Aa               AA                1,000         State of Hawaii, 5.25%,
                                                 6/1/13                                      936,140

Aa               AA                  750         City and County of
                                                 Honolulu, 4.75%,
                                                 9/1/17                                      645,098

Baa1             A                   100         Commonwealth of Puerto
                                                 Rico Public Improvement,
                                                 5.25%, 7/1/18                                90,490

NR               BBB                 340         Government of Guam,
                                                 5.375%, 11/15/13                            299,390

Baa1             A                   500         Puerto Rico Public Buildings
                                                 Authority, Public Education
                                                 and Health Facilities, 5.50%,
                                                 7/1/21                                      458,120

Baa1             A                   100         Commonwealth of Puerto Rico
                                                 Aqueduct and Sewer Authority,
                                                 7.00%, 7/1/19                               106,130

NR               NR                  100         Virgin Islands Public
                                                 Finance Authority, 7.25%,
                                                 10/1/18                                     103,155
                                                                                          ----------
                                                                                          $2,778,656
                                                                                          ----------

                                                 HOSPITALS - 6.9%

Aa2              AA                 $400         State of Hawaii Depart-
                                                 ment of Budget and
                                                 Finance, Kaiser Permanente,
                                                 6.25%, 3/1/21                              $397,448

A                A                   625         State of Hawaii Department
                                                 of Budget and Finance
                                                 Kapiolani Health System,
                                                 6.00%, 7/1/19                               601,200
                                                                                            --------
                                                                                            $998,648
                                                                                            --------
                                                 HOUSING - 7.9%

Aa               A                $1,000         State of Hawaii Housing
                                                 Finance and Development
                                                 SFMB, 5.90%,
                                                 7/1/27 (2)                                 $941,300

Aa               A                   215         State of Hawaii Housing
                                                 Finance and Development
                                                 SFMB, 6.00%, 7/1/26                         200,735
                                                                                          ----------
                                                                                          $1,142,035
                                                                                          ----------

                                                 INDUSTRIAL DEVELOPMENT/
                                                 POLLUTION CONTROL - 7.1%

Aaa              NR                 $550         Puerto Rico Industrial, Tourist,
                                                 Educational, Medical and
                                                 Environmental Control
                                                 Authority, Upjohn Company
                                                 Project, 7.50%, 12/1/23                    $601,161

Aa3              AA-                 400         Puerto Rico Industrial, Tourist,
                                                 Educational, Medical and
                                                 Environmental Control
                                                 Authority, Motorola Inc.
                                                 Project, 6.75%, 1/1/14                      423,296
                                                                                          ----------
                                                                                          $1,024,457
                                                                                          ----------

                                                 INSURED EDUCATION - 3.4%

Aaa              AAA                $500         University of Hawaii Board
                                                 of Regents, University
                                                 System, (AMBAC), 5.65%,
                                                 10/1/12                                    $495,620
                                                                                            --------

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------
                                                 INSURED GENERAL
                                                 OBLIGATION - 13.5%

Aaa              AAA                $700         County of Hawaii, Hawaii,
                                                 (FGIC), 5.55%, 5/1/10                      $707,672

Aaa              AAA                 305         County of Kauai, Hawaii,
                                                 (MBIA), 5.90%, 2/1/14                       311,457

Aaa              AAA                 250         County of Maui, Hawaii,
                                                 (FGIC), 5.75%, 1/1/13                       252,385

Aaa              AAA                 250         County of Maui, Hawaii,
                                                 (FGIC), 5.125%,
                                                 12/15/13                                    238,117

Aaa              AAA                 500         Commonwealth of Puerto
                                                 Rico, (MBIA), 5.00%,
                                                 7/1/21                                      446,680
                                                                                          ----------
                                                                                          $1,956,311
                                                                                          ----------

                                                 INSURED HOSPITALS - 1.4%

Aaa              AAA                $100         State of Hawaii Department
                                                 of Budget and Finance Queen's
                                                 Medical Center, (FGIC),
                                                 6.50%, 7/1/12                              $103,110

Aaa              AAA                 100         State of Hawaii Department
                                                 of Budget and Finance,
                                                 St. Francis Medical Centers,
                                                 (CGIC), 6.50%, 7/1/22                       103,894
                                                                                            --------
                                                                                            $207,004
                                                                                            --------
                                                 INSURED HOUSING - 3.7%

Aaa              AAA                $500         Honolulu Hawaii City &
                                                 County Mortgage Revenue
                                                 Bonds, Smith Beretania
                                                 Project, (MBIA), 7.80%,
                                                 7/1/24                                     $537,185
                                                                                            --------

                                                 INSURED
                                                 TRANSPORTATION - 13.0%

Aaa              AAA                $500         State of Hawaii Airports
                                                 System, (FGIC), 7.50%,
                                                 7/1/20                                     $556,325

Aaa              AAA                 100         State of Hawaii Airports
                                                 System, (MBIA), 6.90%,
                                                 7/1/12                                      111,977

Aaa              AAA                 245         State of Hawaii Airports
                                                 System, (MBIA), 7.00%,
                                                 7/1/18                                      268,432

Aaa              AAA                 250         State of Hawaii Harbor
                                                 Revenue, (MBIA), 7.00%,
                                                 7/1/17                                      272,243

Aaa              AAA                 650         State of Hawaii Harbor
                                                 Revenue, (FGIC), 6.375%,
                                                 7/1/24                                      670,313
                                                                                          ----------
                                                                                          $1,879,290
                                                                                          ----------

                                                 INSURED UTILITY - 4.3%

Aaa              AAA                $500         State of Hawaii Department
                                                 of Budget and Finance
                                                 Hawaiian Electric Company,
                                                 Inc., (MBIA), 6.60%,
                                                 1/1/25                                     $518,240

Aaa              AAA                 100         Puerto Rico Electric
                                                 Power Authority "Stripes",
                                                 Variable, 7/1/03 (1)                        109,497
                                                                                            --------
                                                                                            $627,737
                                                                                            --------

                                                 TRANSPORTATION - 16.1%

NR               BBB                $200         Guam Airport Authority,
                                                 6.70%, 10/1/23                             $199,974

Aa               AA                  700         State of Hawaii Highway
                                                 Revenue, 5.00%, 7/1/11                      638,890

Aa               AA                  800         State of Hawaii Highway
                                                 Revenue, 5.00%, 7/1/12                      727,552

Baa1             A                   500         Commonwealth of Puerto
                                                 Rico Highway and Trans-
                                                 portation Authority, 5.00%,
                                                 7/1/22                                      422,485

Baa1             A                   200         Commonwealth of Puerto
                                                 Rico Highway and Trans-
                                                 portation Authority, 6.625%,
                                                 7/1/18                                      206,982

Baa3             BB+                 130         Puerto Rico Port Authority,
                                                 American Airlines, 6.30%,
                                                 6/1/23                                      126,170
                                                                                          ----------
                                                                                          $2,322,053
                                                                                          ----------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST $13,821,873)                                                            $14,468,991
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------


(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 39.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 17.5% of total investments.


                       See notes to financial statements

                           KANSAS TAX FREE PORTFOLIO

              PORTFOLIO OF INVESTMENTS - JULY 31, 1995 (UNAUDITED)

----------------------------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS - 100%
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------
                                                 EDUCATION - 1.0%

NR                BBB-            $100           Puerto Rico Industrial, Tourist,
                                                 Educational, Medical and
                                                 Higher Education Bonds,
                                                 (Polytechnic University),
                                                 5.70%, 8/1/13                               $92,081
                                                                                             -------

                                                 ELECTRIC UTILITY - 2.5%

NR                BBB             $100           Guam Power Authority
                                                 Revenue Bonds, 5.25%,
                                                 10/1/13                                     $88,727

NR                BBB              150           Guam Power Authority
                                                 Revenue Bonds, 6.625%,
                                                 10/1/14                                     152,048
                                                                                            --------
                                                                                            $240,775
                                                                                            --------
                                                 GENERAL OBLIGATION
                                                 LOCAL - 4.5%

Aa                NR              $150           Shawnee County, 5.75%,
                                                 9/1/13                                     $148,496

Aa                AA               170           City of Witchita, 4.00%,
                                                 9/1/09                                      142,419

A1                AA-               50           City of Olathe, 5.00%,
                                                 10/1/06                                      48,012

Baa1              A                100           Puerto Rico Public
                                                 Building Authority Bonds,
                                                 5.50%, 7/1/21                                91,624
                                                                                            --------
                                                                                            $430,551
                                                                                            --------
                                                 GENERAL OBLIGATION
                                                 SCHOOL DISTRICT - 6.2%

Aa                NR              $400           Douglas County, (Lawrence),
                                                 USD No. 497, 6.00%,
                                                 9/1/15                                     $406,364

Aa                AA               100           Johnson and Miami Counties,
                                                 (Blue Valley), USD No. 229,
                                                 5.125%, 10/1/13                              92,368

Aa                NR               100           Riley County, (Manhattan),
                                                 USD No. 383, 5.50%,
                                                 11/1/14                                      96,651

                                                                                            $595,383
                                                                                            --------

                                                 HOSPITALS - 8.6%

A                 NR              $250           City of Lawrence,
                                                 (Lawrence Memorial),
                                                 Revenue Bonds,
                                                 6.20%, 7/1/19                              $251,000

Aa                NR               670           Shawnee County, (Sisters
                                                 of Charity), Revenue Bonds,
                                                 5.00%, 12/1/23                              571,142
                                                                                            --------
                                                                                            $822,142
                                                                                            --------

                                                 HOUSING - 22.4%

Aaa               AAA             $230           City of Kansas City,
                                                 MFHRB (FHA Insured-
                                                 Rainbow Towers), 6.70%,
                                                 7/1/23                                     $230,646

NR                AAA              250           City of Olathe, Kansas,
                                                 MFHRB, (FNMA)
                                                 Program Deerfield Apart-
                                                 ments, 6.45%, 6/1/19                        251,518

Aaa               NR               215           Cities of Olathe
                                                 and of Labette,
                                                 CSFMRB (GNMA),
                                                 8.10%, 8/1/23                               235,638

NR                AA               250           Puerto Rico Housing
                                                 Finance Corporation,
                                                 MFMRB 7.50%,
                                                 4/1/22                                      263,310

Aaa               AAA              200           Sedgwick and Shawnee
                                                 Counties, CSFMRB
                                                 (GNMA), 7.50%,
                                                 12/1/09                                     207,408

Aaa               AAA              135           Sedgwick and Shawnee
                                                 Counties, CSFMRB
                                                 (GNMA), 7.50%,
                                                 12/1/10                                     140,000

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------

                                                 HOUSING - (CONTINUED)

Aaa                NR               240          Sedgwick and Shawnee
                                                 Counties, CSFMRB
                                                 (GNMA), 7.75%, 11/1/24
                                                 (2)                                         266,765

Aaa                NR               480          Sedgwick and Shawnee
                                                 Counties, CSFMRB
                                                 (GNMA), 8.00%, 5/1/25                       538,685
                                                                                          ----------
                                                                                          $2,133,970
                                                                                          ----------

                                                 INDUSTRIAL DEVELOPMENT REVENUE - 1.9%

Aaa                NR              $100          Puerto Rico I.M.E.
                                                 (American Home Products),
                                                 5.10%, 12/1/18                              $88,085

Baa3               BB+              100          Puerto Rico Port
                                                 Authority, (American
                                                 Airlines), 6.30%, 6/1/23                     97,055
                                                                                            --------
                                                                                            $185,140
                                                                                            --------
                                                 INSURED COLLEGE AND
                                                 UNIVERSITY - 4.8%

Aaa                AAA             $500          University of Puerto
                                                 Rico (MBIA), 5.25%,
                                                 6/1/25                                     $456,545
                                                                                            --------

                                                 INSURED ELECTRIC - 4.0%

Aaa                AAA             $255          City of Burlington, PCR
                                                 (Kansas Gas & Electric Co.)
                                                 (MBIA), 7.00%, 6/1/31                      $277,942

Aaa                AAA              100          Puerto Rico Electric Power
                                                 Authority, Power Revenue
                                                 Bonds (FSA), Residual
                                                 Interest Bonds, Variable
                                                 7/1/02 (1)                                  108,331

                                                                                            $386,273
                                                                                            --------

                                                 INSURED GENERAL - 5.3%

Aaa                AAA             $150          City of Garnett, Combined
                                                 Utility Revenue Bonds
                                                 (MBIA), 6.00%, 10/1/17                     $150,753

Aaa                AAA              200          City of Kansas City, Utility
                                                 System Revenue Bonds
                                                 (FGIC), 6.375%, 9/1/23                      207,468

Aaa                AAA              150          Kansas Development Finance
                                                 Authority, Revenue Bonds
                                                 (MBIA), 5.90%, 10/1/09                      152,211
                                                                                            --------
                                                                                            $510,432
                                                                                            --------
                                                 INSURED GENERAL
                                                 OBLIGATIONS SCHOOL
                                                 DISTRICT - 19.9%

Aaa                AAA             $150          Atchison County, USD
                                                 No. 409, (CGIC), 5.375%,
                                                 9/1/15                                     $142,659

Aaa                AAA              200          Johnson and Miami
                                                 Counties, (Blue Valley),
                                                 USD No. 229, (FGIC),
                                                 4.90%, 9/1/10                               182,248

Aaa                AAA              350          Johnson County, (Olathe),
                                                 USD No. 233 (AMBAC),
                                                 5.625%, 9/1/11                              347,603

Aaa                AAA              235          McPherson County,
                                                 (McPherson), USD No.
                                                 418, (CGIC), 6.00%,
                                                 9/1/11                                      237,277

Aaa                AAA              200          Sedgwick County, USD
                                                 No. 266, (FGIC), 5.25%,
                                                 9/1/13                                      186,498

Aaa                AAA              250          Sedgwick County, USD
                                                 No. 267, (AMBAC),
                                                 6.15%, 11/1/09                              260,385

Aaa                AAA              230          Sedgwick County, USD
                                                 No. 267, (AMBAC),
                                                 6.15%, 11/1/10                              238,646

Aaa                AAA              165          Shawnee County, (Seaman),
                                                 USD No. 345, (MBIA),
                                                 5.75%, 9/1/11                               164,819

----------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------

RATINGS (UNAUDITED)             PRINCIPAL
                                   AMOUNT
                 STANDARD           (000
MOODY'S          & POOR'S        OMITTED)        SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------
                                                 INSURED GENERAL
                                                 OBLIGATIONS SCHOOL
                                                 DISTRICT - (Continued)

Aaa                AAA              150          Sumner County, (Belle Plaine),
                                                 USD No. 357, (AMBAC),
                                                 5.55%, 9/1/13                               144,527
                                                                                          ----------
                                                                                          $1,904,662
                                                                                          ----------

                                                 INSURED HOSPITALS - 4.2%

Aaa                AAA             $200          City of Olathe, Health
                                                 Facilities Revenue Bonds,
                                                 (Olathe Medical Ctr)
                                                 (AMBAC), 6.00%,
                                                 9/1/11                                     $201,422

Aaa                AAA              200          City of Olathe, Health
                                                 Facilities Revenue Bonds,
                                                 (Evangelical Lutheran
                                                 Good Samaritan Society)
                                                 (AMBAC), 6.00%,
                                                 5/1/19                                      201,552
                                                                                            --------
                                                                                            $402,974
                                                                                            --------
                                                 INSURED TOLLS AND
                                                 TURNPIKES - 0.5%

Aaa                AAA              $50          Kansas Turnpike Authority,
                                                 Turnpike Revenue Bonds
                                                 (AMBAC)5.25%, 9/1/17                        $45,159
                                                                                             -------

                                                 INSURED WATER
                                                 AND SEWER - 2.9%

Aaa                AAA             $200          City of Emporia, Water
                                                 System Revenue Bonds
                                                 (AMBAC), 5.875%,
                                                 12/1/14                                    $199,866

Aaa                AAA               80          City of Salina, Water and
                                                 Sewage Systems, Revenue
                                                 Bonds, (MBIA), 5.25%,
                                                 9/1/12                                       74,203
                                                                                            --------
                                                                                            $274,069
                                                                                            --------

                                                 TRANPORTATION - 9.2%

NR                 BBB             $100          Guam Airport Authority
                                                 General Revenue Bonds,
                                                 6.50%, 10/1/23                              $99,349

Aa                 AA               480          State of Kansas Department
                                                 of Transportation Highway
                                                 Revenue Bonds, 5.375%,
                                                 3/1/13                                      451,632

Aa                 AA               110          State of Kansas Department
                                                 of Transportation Highway
                                                 Revenue Bonds, 4.625%,
                                                 9/1/06                                      102,870

Baa1               A                250          Puerto Rico Highway and
                                                 Transportation Authority,
                                                 Highway Revenue Bonds,
                                                 5.25%, 7/1/20                               220,335
                                                                                            --------
                                                                                            $874,186
                                                                                            --------

                                                 WATER AND SEWER - 2.1%

Aa                 AA+             $200          Water District No. 1 of
                                                 Johnson County, Water
                                                 Revenue Bonds, 5.75%,
                                                 12/1/19                                    $199,407
                                                                                            --------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST $9,309,873)                                                              $9,553,749
                                                                                          ==========


(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.


The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 41.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 17.2% of total investments.


                       See notes to financial statements


                              TAX FREE PORTFOLIOS

                              FINANCIAL STATEMENTS

                      STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
                           JULY 31, 1995 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA INSURED       HAWAII         KANSAS
                                                                                     PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                                                  ---------------      ---------      ---------
INVESTMENT INCOME:
   Investments -
      Identified cost                                                               $15,731,571       $13,821,873      $9,309,873
      Unrealized appreciation                                                           896,025           647,118         243,876
                                                                                    -----------       -----------      ----------
   Total investments, at value (Note 1A)                                            $16,627,596       $14,468,991      $9,553,749
   Cash                                                                                 321,485           353,648          89,699
   Receivable for investments sold                                                            -           101,345               -
   Receivable from the Investment Adviser (Note 2)                                       21,272            17,081          17,249
   Interest receivable                                                                  266,451           144,690         180,547
   Deferred organization expenses (Note 1D)                                               8,700             7,957           7,864
                                                                                    -----------       -----------      ----------
            Total assets                                                            $17,245,504       $15,093,712      $9,849,108
                                                                                    -----------       -----------      ----------

LIABILITIES:
   Payable for daily variation margin on open financial
      futures contracts (Note 1E)                                                   $         -       $     2,656      $    2,656
   Payable to affiliates -
      Trustee fees                                                                           14                14              14
      Custodian fees                                                                          -               214               -
   Accrued expenses                                                                       1,081             1,011           1,176
                                                                                    -----------       -----------      ----------
      Total liabilities                                                             $     1,095       $     3,895      $    3,846
                                                                                    -----------       -----------      ----------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                           $17,244,409       $15,089,817      $9,845,262
                                                                                    ===========       ===========      ==========

SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals                          $16,348,384       $14,440,887      $9,597,542
   Unrealized appreciation of investments and financial
      futures contracts (computed on the basis of identified cost)                      896,025           648,930         247,720
                                                                                    -----------       -----------      ----------
         Total                                                                      $17,244,409       $15,089,817      $9,845,262
                                                                                    ===========       ===========      ==========



                       See notes to financial statements.


                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA INSURED       HAWAII         KANSAS
                                                                                     PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                                                  ---------------      ---------      ---------
INVESTMENT INCOME:
   Interest income                                                                  $ 475,072          $ 436,921      $ 281,753
                                                                                    ---------          ---------      ---------
   Expenses -
      Investment adviser fee (Note 2)                                               $  12,606          $  11,460      $   7,447
      Compensation of Trustees not members of the
         Investment Adviser's organization                                                 83                 83             83
      Custodian fees (Note 2)                                                               -                382              -
      Legal and accounting services                                                    16,033             14,333         14,654
      Interest expense (Note 5)                                                         2,571                 35            236
      Bond pricing                                                                      1,481              1,024          1,281
      Amortization of organization expenses (Note 1D)                                   1,202              1,099          1,092
      Registration costs                                                                  125                125            125
                                                                                    ---------          ---------      ---------
         Total expenses                                                             $  34,101          $  28,541      $  24,918
                                                                                    ---------          ---------      ---------

   Deduct -
      Preliminary reduction of investment adviser fee (Note 2)                      $  12,606          $  11,460      $   7,447
      Preliminary allocation of expenses to the Investment Adviser (Note 2)            21,272             17,081         17,249
                                                                                    ---------          ---------      ---------
         Total                                                                      $  33,878          $  28,541      $  24,696
                                                                                    ---------          ---------      ---------
            Net expenses                                                            $     223          $       -      $     222
                                                                                    ---------          ---------      ---------
               Net investment income                                                $ 474,849          $ 436,921      $ 281,531
                                                                                    ---------          ---------      ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) -
      Investment transactions (identified cost basis)                               $  10,440          $  (4,729)     $  14,971
      Financial futures contracts                                                    (342,335)          (219,818)      (103,006)
                                                                                    ---------          ---------      ---------
         Net realized loss on investments                                           $(331,895)         $(224,547)     $ (88,035)
                                                                                    ---------          ---------      ---------

   Change in unrealized appreciation (depreciation) -
      Investments                                                                   $ 667,784          $ 751,745      $ 353,991
      Financial futures contracts                                                           -             17,163         11,457
                                                                                    ---------          ---------      ---------
         Net unrealized appreciation of investments                                 $ 667,784          $ 768,908      $ 365,448
                                                                                    ---------          ---------      ---------
            Net realized and unrealized gain                                        $ 335,889          $ 544,361      $ 277,413
                                                                                    ---------          ---------      ---------
               Net increase in net assets from operations                           $ 810,738          $ 981,282      $ 558,944
                                                                                    =========          =========      =========



                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------
                                        For the Six Months Ended July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA INSURED       HAWAII         KANSAS
                                                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                  ---------------     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                         $   474,849      $   436,921     $  281,531
      Net realized loss on investment transactions                                     (331,895)        (224,547)       (88,035)
      Change in unrealized appreciation of investments                                  667,784          768,908        365,448
                                                                                    -----------      -----------     ----------
         Net increase in net assets from operations                                 $   810,738      $   981,282     $  558,944
                                                                                    -----------      -----------     ----------

   Capital transactions -
      Contributions                                                                 $ 3,524,863      $ 2,195,918     $1,498,646
      Withdrawals                                                                    (1,491,143)        (951,922)     (518,356)
                                                                                    -----------      -----------     ----------
         Increase in net assets resulting from capital transactions                 $ 2,033,720      $ 1,243,996     $  980,290
                                                                                    -----------      -----------     ----------
            Total increase in net assets                                            $ 2,844,458      $ 2,225,278     $1,539,234

NET ASSETS:
   At beginning of period                                                            14,399,951       12,864,539      8,306,028
                                                                                    -----------      -----------     ----------
   At end of period                                                                 $17,244,409      $15,089,817     $9,845,262
                                                                                    ===========      ===========     ==========



--------------------------------------------------------------------------------------------------------------------------------
                           For the period from the start of business, March 2, 1994, to January 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA INSURED       HAWAII         KANSAS
                                                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                  ---------------     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                         $   307,971     $   497,012     $  275,220
      Net realized loss on investment transactions                                      (57,512)       (507,442)       (22,782)
      Unrealized appreciation (depreciation) of investments                             228,241        (119,978)      (117,728)
                                                                                    -----------     -----------     ----------
         Net increase (decrease) in net assets from operations                      $   478,700     $  (130,408)    $  134,710
                                                                                    -----------     -----------     ----------

   Capital transactions -
      Contributions                                                                 $16,016,246     $13,464,081     $9,002,789
      Withdrawals                                                                    (2,195,015)       (569,154)      (931,491)
                                                                                    -----------     -----------     ----------
         Increase in net assets resulting from capital transactions                 $13,821,231     $12,894,927     $8,071,298
                                                                                    -----------     -----------     ----------
            Total increase in net assets                                            $14,299,931     $12,764,519     $8,206,008

NET ASSETS:
   At beginning of period                                                               100,020         100,020        100,020
                                                                                    -----------     -----------     ----------
   At end of period                                                                 $14,399,951     $12,864,539     $8,306,028
                                                                                    ===========     ===========     ==========


                       See notes to financial statements

                                    SUPPLEMENTARY DATA

----------------------------------------------------------------------------------------------------------------------------------
                                           FLORIDA INSURED PORTFOLIO         HAWAII PORTFOLIO               KANSAS PORTFOLIO
                                           -------------------------     -------------------------      --------------------------
                                           SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                              ENDED         YEAR           ENDED          YEAR            ENDED          YEAR
                                            JULY 31,       ENDED          JULY 31,       ENDED           JULY 31,        ENDED
                                              1995       JANUARY 31,        1995       JANUARY 31,         1995        JANUARY 31,
                                           (UNAUDITED)     1995*         (UNAUDITED)     1995*          (UNAUDITED)      1995*
                                           -----------   -----------     -----------   -----------      -----------    -----------
RATIOS (As a percentage of average
daily net assets)**:

   Net expenses                               0.00%+       0.01%+          0.00%+        0.06%+           0.00%+         0.01%+
   Net investment income                      6.03%+       5.73%+          6.16%+        6.03%+           6.07%+         5.68%+

PORTFOLIO TURNOVER                               14%          33%              8%           66%               7%            12%

NET ASSETS, end of period (000 omitted)      $17,244      $14,400         $15,090       $12,865          $ 9,845        $ 8,306

**The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average
daily net assets):

   Expenses                                   0.43%+       0.41%+          0.40%+        0.38%+           0.54%+         0.43%+
   Net investment income                      5.60%+       5.33%+          5.76%+        5.70%+           5.53%+         5.26%+


+ Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.

                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Florida Insured Tax Free Portfolio ("Florida Insured Portfolio"), Hawaii Tax Free Portfolio ("Hawaii Portfolio") and Kansas Tax Free Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OTHER - Investment transactions are accounted for on a trade date basis.

G. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to July 31, 1995 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of each Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six month period ended July 31, 1995, the fee for the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio was equivalent to 0.16%, 0.16% and 0.16% (annualized), respectively, of each Portfolio's average net assets for such period and amounted to $12,606, $11,460 and $7,447, respectively. To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a preliminary reduction of its fee in the amount of $12,606, $11,460 and $7,447, respectively, and $21,272, $17,081 and $17,249, respectively, of expenses related to the operation of the Portfolios were allocated, on a preliminary basis, to BMR. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IB&T), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IB&T receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IB&T. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended July 31, 1995, were as follows:

                                  FLORIDA INSURED PORTFOLIO         HAWAII PORTFOLIO          KANSAS PORTFOLIO
                                  -------------------------         ----------------          ----------------
Purchases                                $3,867,422                    $2,261,966               $1,551,089
Sales                                     2,105,500                     1,155,365                  641,409

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at July 31, 1995, as computed on a federal income tax basis, are as follows:

                                     FLORIDA INSURED PORTFOLIO         HAWAII PORTFOLIO          KANSAS PORTFOLIO
                                     -------------------------         ----------------          ----------------
Aggregate Cost                              $15,731,571                   $13,821,873               $9,309,873
                                            ===========                   ===========               ==========
Gross unrealized appreciation               $   935,785                   $   697,192               $  264,205
Gross unrealized depreciation                    39,760                        50,074                   20,329
                                            -----------                   -----------               ----------
      Net unrealized appreciation           $   896,025                   $   647,118               $  243,876
                                            ===========                   ===========               ==========

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transaction. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Hawaii Portfolio and the Kansas Portfolio did not have any significant borrowings or allocated fees during the period. For the six months ended July 31, 1995, the average daily loan balance outstanding pursuant to this line of credit for the Florida Insured Portfolio was $315,250 and the average interest rate was 7.54%. The maximum borrowing outstanding during the six months ended July 31, 1995 was $819,000.

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 1995 is as follows:

                                FUTURES
                               CONTRACTS                                                                   NET UNREALIZED
PORTFOLIO                   EXPIRATION DATE               CONTRACTS                 POSITION                APPRECIATION
---------                   ---------------               ---------                 --------               --------------
Florida Insured                     -                         -                         -                         -
Hawaii                            9/95                 5 U.S. Treasury                Short                    $1,812
                                                                                                               ======
Kansas                            9/95                 5 U.S. Treasury                Short                    $3,844
                                                                                                               ======


At July 31, 1995, the Hawaii Portfolio and Kansas Portfolio had sufficient cash and/or securities segregated to cover margin requirements on open futures contracts. The Florida Insured Portfolio did not have any open financial futures contracts at July 31, 1995.

INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------

FUNDS


OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant






--------------------------------------------------------------------------------

PORTFOLIOS

OFFICERS

Thomas J. Fetter
President and Portfolio Manager of Florida
Insured Tax Free Portfolio

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President of Florida Insured,
Hawaii and Kansas Tax Free Portfolios
Portfolio Manager of Hawaii Tax Free
Portfolio

NICOLE ANDERES
Vice President and Portfolio Manager
of Kansas Tax Free Portfolio

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104



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                                                                              35

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


                        EATON VANCE MUNICIPALS TRUST II
                               24 FEDERAL STREET
                                BOSTON, MA 02110


                                                                      M-CSRC